Cash, cash equivalents and time deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of cash and time deposits [abstract]
Summary of cash, cash equivalents and time deposits comprise

(a) Cash, cash equivalents and time deposits comprise:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000

Cash and cash equivalents	4,268,300	3,836,137
Time deposits	620,148	251,733
(a) Cash, cash equivalents and time deposits comprise:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Cash and cash equivalents	1,661,152	4,268,300
Time deposits	2,550,279	620,148

Summary of reconciliation of loss before taxation to cash used in operations

(b) Reconciliation of loss before taxation to cash used in operations:

		For the year ended December 31,
	Note	2022	2023	2024
		RMB’000	RMB’000	RMB’000
Loss for the year		(1,298,496)	(1,949,101)	(2,516,808)
Adjustments for:
–Net loss/(gain) on disposal of non-current assets	6	950	1,087	(1,013)
–Impairment loss on receivables and contract assets		11,696	40,217	28,664
–Write down of inventories	16(b)	—	6,399	25,661
–Share-based compensation expenses	7(i)	325,429	931,784	1,187,867
–Depreciation and amortization	7(ii)	86,552	89,610	101,131
–Other finance costs	8	4,202	3,490	3,451
–Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		479,210	554,048	465,254
–Fair value changes of financial liabilities measured at FVTPL		(25,308)	4,549	—
–Inducement charges of warrants		125,213	—	—
–Fair value changes of financial assets at FVTPL		(7,731)	(42,960)	61,834
–Net foreign exchange gain		(10,162)	(5,932)	(557)
–Accrued interest income		—	—	41,384
–Income tax expense		—	2,866	5,868
Changes in:
–Inventories		(41,452)	(68,548)	(62,255)
–Contract assets–current		(93,062)	1,717	54,410
–Trade receivables		(215,850)	(54,076)	(11,166)
–Prepayments and other receivables		7,055	(108,442)	7,859
–Prepayments to and amounts due from related parties		8,952	(25,031)	312
–Restricted cash		1,828	821	(2,573)
–Other non-current assets		(21,532)	22,002	(3,180)
–Trade payables		(4,485)	6,291	3,734
–Other payables, deposits received and accrued expenses		9,578	51,517	98,563
–Contract liabilities		381	8,298	(8,022)
–Amounts due to related parties		(18,615)	52,995	(68,377)
–Other non-current liabilities		5,266	4,375	(1,845)
Cash used in operations		(670,381)	(472,024)	(589,804)

Summary of reconciliation of movement of liabilities to cash flows arising from financing activities

(c) Reconciliation of movement of liabilities to cash flows arising from financing activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified into the Group’s consolidated statements of cash flows as cash flows from financing activities.

			Preferred shares
			and financial
			instruments issued
		Financial	to investors subject
		liabilities	to redemption and
	Lease	measured	other preferential	Put option
	liabilities	at FVTPL	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 27)	(Note 23)	(Note 24)
As of January 1, 2022	93,833	74,357	3,790,636	39,184	3,998,010
Changes from financing cash flows:
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights	—	—	2,163,410	—	2,163,410
Proceeds from issuance of financial liabilities	—	143,829	—	—	143,829
Proceeds from issuance of ordinary shares	—	—	—	—	—
Payment of repurchase of redeemable preferred shares	—	—	(39,467)	—	(39,467)
Capital element of lease rentals paid	(34,448)	—	—	—	(34,448)
Interest element of lease rentals paid	(3,574)	—	—	—	(3,574)
Total changes from financing cash flows	(38,022)	143,829	2,123,943	—	2,229,750
Exchange adjustments	1,839	6,550	450,748	—	459,137
Other changes:
Increase in lease liabilities from entering into new leases during the year	6,649	—	—	—	6,649
Increase in interest expenses	3,574	—	—	—	3,574
Changes in the carrying amount of put option liabilities	—	—	—	628	628
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	479,210	—	479,210
Fair value changes of financial liabilities measured at FVTPL	—	(25,308)	—	—	(25,308)
Inducement charges of warrants	—	125,213	—	—	125,213
Exercise of warrants to subscribe for convertible redeemable preferred shares	—	(252,529)	173,017	—	(79,512)
Total other changes	10,223	(152,624)	652,227	628	510,454
As of December 31, 2022	67,873	72,112	7,017,554	39,812	7,197,351

			Preferred shares
			and financial
			instruments issued
		Financial	to investors subject
		liabilities	to redemption and
	Lease	measured	other preferential	Put option
	liabilities	at FVTPL	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 27)	(Note 23)	(Note 24)
As of January 1, 2023	67,873	72,112	7,017,554	39,812	7,197,351
Changes from financing cash flows:
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights	—	—	485,262	—	485,262
Capital element of lease rentals paid	(38,163)	—	—	—	(38,163)
Interest element of lease rentals paid	(2,853)	—	—	—	(2,853)
Total changes from financing cash flows	(41,016)	—	485,262	—	444,246
Exchange adjustments	426	1,627	124,858	—	126,911
Other changes:
Increase in lease liabilities from entering into new leases during the year	23,271	—	—	—	23,271
Increase in interest expenses	2,853	—	—	—	2,853
Changes in the carrying amount of put option liabilities	—	—	—	637	637
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	554,048	—	554,048
Fair value changes of financial liabilities measured at FVTPL	—	4,549	—	—	4,549
Deemed distribution to a preferred shareholder	—	32,767	—	—	32,767
Exercise of warrants to subscribe for convertible redeemable preferred shares	—	(111,055)	—	—	(111,055)
Total other changes	26,124	(73,739)	554,048	637	507,070
As of December 31, 2023	53,407	—	8,181,722	40,449	8,275,578

			Preferred shares and
			financial instruments
			issued to investors
			subject to redemption
	Lease		and other preferential	Put option
	liabilities	Bank loans	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 28)	(Note 23)	(Note 24)
As of January 1, 2024	53,407	—	8,181,722	40,449	8,275,578
Changes from financing cash flows:
Proceeds from bank loans	—	80,000	—	—	80,000
Payment of interest of bank loans	—	(466)	—	—	(466)
Capital element of lease rentals paid	(44,976)	—	—	—	(44,976)
Interest element of lease rentals paid	(2,276)	—	—	—	(2,276)
Total changes from financing cash flows	(47,252)	79,534	—	—	32,282
Exchange adjustments	401	—	29,771	—	30,172
Other changes:
Increase in lease liabilities from entering into new leases during the year	59,159	—	—	—	59,159
Increase in interest expenses	2,276	525	—	—	2,801
Changes in the carrying amount of put option liabilities	—	—	—	650	650
Early termination of lease	(3,207)	—	—	—	(3,207)
Gain from early termination of lease	(1,825)	—	—	—	(1,825)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	465,254	—	465,254
Cancellation of other financial instruments issued to an investor	—	—	(27,831)	—	(27,831)
Conversion from preferred shares to ordinary shares	—	—	(8,648,916)	—	(8,648,916)
Total other changes	56,403	525	(8,211,493)	650	(8,153,915)
As of December 31, 2024	62,959	80,059	—	41,099	184,117

Summary of consolidated statements of cash flows for leases

(d) Total cash outflow for leases

Amounts included in the consolidated statements of cash flows for leases comprise the following:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Within operating cash flows (Note 12)	1,366	933	1,686
Within financing cash flows (Note 21(c))	38,022	41,016	47,252
	39,388	41,949	48,938

These amounts relate to the following:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Lease rentals paid	39,388	41,949	48,938